UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    February 5, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $206177



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    common           002824100      223     4000 SH       SOLE                                       4000
American Express Co.           common           025816109      808    22650 SH       SOLE                    17500              5150
American Home Prod.            common           026609107      344     5600 SH       SOLE                                       5600
Anheuser Busch Co.             common           035229103     1465    32408 SH       SOLE                     3216             29192
Arbitron, Inc.                 common           03875Q108      749    21940 SH       SOLE                                      21940
Bandag, Inc. Cl. A             common           059815308     3433   114450 SH       SOLE                    99700             14750
Belo Corp.                     common           080555105      249    13300 SH       SOLE                                      13300
Berkshire Hathaway Cl. A       common           084670108    10886      144 SH       SOLE                                        144
Berkshire Hathaway Cl. B       common           084670207     1629      645 SH       SOLE                                        645
Blair Corp.                    common           092828102     1841    81475 SH       SOLE                    60000             21475
Bristol Myers Squibb           common           110122108     1425    27950 SH       SOLE                    20000              7950
CenturyTel Inc.                common           156700106     1830    55800 SH       SOLE                                      55800
Ceridian Corp.                 common           156779100     2076   110700 SH       SOLE                                     110700
Certegy, Inc.                  common           156880106      654    19100 SH       SOLE                                      19100
Clorox                         common           189054109    10994   277978 SH       SOLE                   168672            109306
Coca-Cola Co.                  common           191216100     3061    64925 SH       SOLE                    30000             34925
Dentsply Int'l Inc.            common           249030107    15652   311800 SH       SOLE                   164000            147800
Department 56, Inc.            common           249509100     8057   936850 SH       SOLE                   756400            180450
Emerson Electric Co.           common           291011104     1273    22300 SH       SOLE                                      22300
Energizer Holdings             common           29266R108      407    21349 SH       SOLE                     4000             17349
Equifax Inc.                   common           294429105     1224    50700 SH       SOLE                                      50700
Federal Home Loan              common           313400301     6582   100640 SH       SOLE                     6140             94500
First Data Corp.               common           319963104    19593   249750 SH       SOLE                    68000            181750
First Health Group             common           320960107     5995   242325 SH       SOLE                   110000            132325
Franklin Covey Co.             common           353469109     6038  1001295 SH       SOLE                   878400            122895
Gannett Company                common           364730101      982    14600 SH       SOLE                     1000             13600
Gartner Group Cl. A            common           366651107      545    46600 SH       SOLE                                      46600
General Electric Co.           common           369604103      369     9200 SH       SOLE                                       9200
H&R Block                      common           093671105    12114   271000 SH       SOLE                   133000            138000
Hewlett Packard Co.            common           428236103      417    20300 SH       SOLE                    20000               300
Hospitalities Prop. Tr.        common           44106M102     3027   102600 SH       SOLE                    85000             17600
Instinet Group, Inc.           common           457750107     1016   101100 SH       SOLE                   100000              1100
Interpublic Group Co.          common           460690100     3418   115700 SH       SOLE                    33600             82100
Intimate Brands                common           461156101     2635   177290 SH       SOLE                    74150            103140
Jenny Craig, Inc.              common           224206102     1609   522400 SH       SOLE                   522400
Johnson & Johnson              common           478160104     3924    66400 SH       SOLE                    22000             44400
K Swiss Cl. A                  common           482686102     2334    70200 SH       SOLE                    55000             15200
Kraft Foods, Inc.              common           50075n104     2220    65250 SH       SOLE                    65000               250
Lancaster Colony Corp.         common           513847103    20878   587950 SH       SOLE                   421800            166150
M&F Worldwide                  common           552541104      215    50000 SH       SOLE                    50000
MBIA Inc.                      common           55262C100      536    10000 SH       SOLE                    10000
Marsh & McLennan Co.           common           571748102      215     2000 SH       SOLE                                       2000
Masco Corp.                    common           574599106     1703    69500 SH       SOLE                                      69500
Merck & Co. Inc.               common           589331107     2371    40325 SH       SOLE                    28000             12325
Pfizer Inc.                    common           717081103      634    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    12092   263725 SH       SOLE                   123700            140025
PolyMedica Corp.               common           731738100      754    45450 SH       SOLE                    30000             15450
Procter & Gamble Co.           common           742718109     2107    26622 SH       SOLE                     1336             25286
Reynolds & Reynolds            common           761695105     1891    78000 SH       SOLE                                      78000
Russ Berrie & Co.              common           782233100     4542   151400 SH       SOLE                   107000             44400
SBC Communications             common           78387G103      412    10526 SH       SOLE                                      10526
Saucony Inc. Cl A              common           804120103       52    10000 SH       SOLE                    10000
Saucony Inc. Cl B              common           804120202      911   173500 SH       SOLE                   130000             43500
Schlumberger Limited           common           806857108     1522    27700 SH       SOLE                                      27700
ServiceMaster Co.              common           81760N109     2269   164415 SH       SOLE                    51200            113215
Sherwin Williams Co.           common           824348106      417    15175 SH       SOLE                    15000               175
Torchmark Corp.                common           891027104      787    20000 SH       SOLE                                      20000
Tribune Co. New                common           896047107     1179    31500 SH       SOLE                                      31500
Tupperware Corp.               common           899896104      770    40000 SH       SOLE                    40000
U.S. Bancorp                   common           902973106      576    27515 SH       SOLE                    10049             17466
Unilever NV NY(NEW)            common           904784501      309     5357 SH       SOLE                     5357
Valassis Comm'ns.              common           918866104     1158    32500 SH       SOLE                    30000              2500
Verizon Comm'cations           common           92343V104      208     4392 SH       SOLE                                       4392
Viad Corp.                     common           92552R109      753    31800 SH       SOLE                                      31800
Waddell & Reed Cl. A           common           930059100      218     6776 SH       SOLE                                       6776
Waste Management Inc.          common           94106L109     2620    82100 SH       SOLE                    30000             52100
Wesco Financial Co.            common           950817106     2980     9460 SH       SOLE                                       9460